Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share
	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands, except share and per share data)	2022	2021	2022	2021
Net loss	$(22,985)	$(13,337)	$(26,964)	$(22,821)
Weighted-average shares outstanding, basic and diluted	183,143,391	114,904,241	182,599,949	114,691,007
Net loss per share, basic and diluted	$(0.13)	$(0.12)	$(0.15)	$(0.20)

	Year Ended December 31,
(in thousands, except share and per share data)	2021	2020
Net loss	$(87,547)	$(53,015)
Weighted-average shares outstanding, basic and diluted	137,157,283	65,161,358
Net loss per share, basic and diluted	$(0.64)	$(0.81)

Schedule of potentially dilutive securities were excluded from the computation of diluted net loss per share
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Anti-dilutive shares:
Stock options to purchase common stock	23,032,593	15,636,018	23,032,593	15,636,018
Public warrants and private placement warrants	10,533,324	—	10,533,324	—
Convertible debt (on an if-converted basis)	—	571,106	—	571,106
Unvested RSUs outstanding	546,712	—	546,712	—
Total anti-dilutive shares	34,112,629	16,207,124	34,112,629	16,207,124

	Year Ended December 31,
	2021	2020
Anti-dilutive shares:
Stock options to purchase common stock	19,702,845	11,350,934
Public Warrants and Private Placement Warrants	10,533,324	—
Convertible debt (on an if-converted basis)	—	450,591

Total anti-dilutive shares	30,236,169	11,801,525